Income taxes (Detail 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [Line Items]
Income tax expense / (benefit)	[1]	$ 1,468	$ 4,305	$ 777
Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)		469	455	465
Deferred tax expense / (benefit)		2,377	107	614
Income tax expense / (benefit)		2,846
Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)		575	435	356
Deferred tax expense / (benefit)		(1,953)	3,308	(658)
Income tax expense / (benefit)		(1,378)
UBS AG
Major Components Of Tax Expense Income [Line Items]
Income tax expense / (benefit)	[1]	1,345	4,242	753
UBS AG | Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)		434	408	431
Deferred tax expense / (benefit)		2,326	91	624
Income tax expense / (benefit)		2,760
UBS AG | Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)		537	435	356
Deferred tax expense / (benefit)		(1,952)	$ 3,308	$ (658)
Income tax expense / (benefit)		$ (1,415)

[1]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes